General Information, Statement of Compliance and Basis of Presentation - Impact of IFRS 16 first application on the statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Total non-current assets	€ 8,782	€ 10,078	€ 9,044
Property, plant and equipment	8,256	9,386	8,384	€ 8,384
Total current assets	125,248	46,127	42,537
Other current assets	6,035	11,022	6,308
TOTAL ASSETS	134,030	56,205	51,581
LIABILITIES AND SHAREHOLDER’S EQUITY
Total shareholders’ equity	70,468	(1,908)	14,243	14,243	€ 43,922
Total non-current liabilities	44,522	43,766	25,186
Non-current financial liabilities	44,107	43,435	24,849
Total current liabilities	19,041	14,347	12,155
Current financial liabilities	4,872	1,091	1,241
Other current liabilities	7,022	5,322	4,350
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 134,030	€ 56,205	51,581
Previously stated
ASSETS
Total non-current assets				3,544
Property, plant and equipment				2,884
Total current assets				42,651
Other current assets				6,422
TOTAL ASSETS				46,195
LIABILITIES AND SHAREHOLDER’S EQUITY
Total shareholders’ equity				14,243
Total non-current liabilities				20,358
Non-current financial liabilities				20,021
Total current liabilities				11,597
Current financial liabilities				500
Other current liabilities				4,533
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY				€ 46,195
IFRS 16 impacts
ASSETS
Total non-current assets			5,500
Property, plant and equipment			5,500
Total current assets			(114)
Other current assets			(114)
TOTAL ASSETS			5,386
LIABILITIES AND SHAREHOLDER’S EQUITY
Total shareholders’ equity			0
Total non-current liabilities			4,828
Non-current financial liabilities			4,828
Total current liabilities			558
Current financial liabilities			741
Other current liabilities			(183)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			€ 5,386